Condensed Consolidated Statements of Operations and Other Comprehensive Income (Loss) (Unaudited) - USD ($)		6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Revenues
Total revenues		$ 26,291,836	$ 26,363,661
Cost of revenues
Total cost of revenues		20,135,396	20,502,564
Gross profit		6,156,440	5,861,097
Operating expenses
Sales and marketing expenses		4,472,887	8,758,578
General and administrative expenses		1,809,722	2,287,313
Total operating expenses		6,282,609	11,045,891
Loss from operations		(126,169)	(5,184,794)
Other income (expenses), net
Interest income		146,568	178,181
Other expenses, net		(111,864)	(53,230)
Total other income, net		34,704	124,951
Loss before income taxes		(91,465)	(5,059,843)
Income tax expense		(18,261)
Net loss from continuing operations		(109,726)	(5,059,843)
Discontinued operations:
Loss from discontinued operations, net of income taxes			(58,789)
Gain on disposal of discontinued operations, net of tax			2,827,017
Net income from discontinued operations			2,768,228
Net loss		(109,726)	(2,291,615)
Including:
Net loss attributable to the Company’s shareholders		(161,778)	(2,291,615)
Net income attributable to non-controlling interests		52,052
Net loss		(109,726)	(2,291,615)
Other comprehensive income (loss)
Foreign currency translation adjustment, net of nil tax		4,314,123	(856,181)
Total comprehensive income (loss)		$ 4,204,397	$ (3,147,796)
Net loss per ordinary share - basic (in Dollars per share)		$ (0.13)	$ (340.91)
Net loss per ordinary share - diluted (in Dollars per share)		$ (0.13)	$ (340.91)
Weighted average number of ordinary shares outstanding - basic (in Shares)	[1]	1,207,586	6,722
Weighted average number of ordinary shares outstanding - diluted (in Shares)	[1]	1,207,586	6,722
Installation and maintenance
Revenues
Total revenues		$ 17,457,726	$ 16,896,126
Cost of revenues
Total cost of revenues		12,939,396	12,510,940
Housekeeping
Revenues
Total revenues		8,834,110	8,609,890
Cost of revenues
Total cost of revenues		7,196,000	7,276,240
Senior care services
Revenues
Total revenues			354,688
Cost of revenues
Total cost of revenues			143,370
Educational consulting services
Revenues
Total revenues			502,957
Cost of revenues
Total cost of revenues			$ 572,014

[1]	Retrospectively restated for effect of reverse stock splits on September 24, 2024, May 30, 2025 and March 30, 2026.